Document and Entity Information	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	Phillips Edison & Company, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-40594
Entity Tax Identification Number	27-1106076
Entity Address Address Line 1	11501 Northlake Drive
Entity Address City Or Town	Cincinnati
Entity Address State Or Province	OH
Entity Address Postal Zip Code	45249
City Area Code	513
Local Phone Number	554-1110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	PECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001476204